CONTINGENT LIABILITIES AND COMMITMENTS (Schedule of Minimum Future Lease Fees for Office and Storage Spaces) (Details) - Building [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease fees for the office and storage spaces	$ 5,610
Year 1 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease fees for the office and storage spaces	590
Year 2 to 5 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease fees for the office and storage spaces	2,479
Year 6 and thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum future lease fees for the office and storage spaces	$ 2,541